Cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	£ 1,044	£ 684	£ 414
Restricted cash and cash equivalents	50	78
United Kingdom, Pounds
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	634	253
Taiwan, New Dollars
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	46	72
United States of America, Dollars
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	39	59
India, Rupees
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	36	49
Euro Member Countries, Euro
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	29	25
Other currencies
Disclosure of cash and cash equivalents [Line items]
Cash and cash equivalents	£ 260	£ 226